QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2014

ITEM 1. SCHEDULE OF INVESTMENTS

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	98.54%

	AEROSPACE & DEFENSE PARTS	0.71%
7,228	CPI Aerostructures, Inc.		71,196

	AUTO PARTS	1.09%
5,300	Remy International, Inc.		108,809

	Beverages	1.46%
2,200	Farmer Brothers Co.		63,690
19,037	Primo Water Corp.		82,049

			145,739

	CABLE & SATELLITE	0.74%
5,767	TiVo Inc.		73,789

	CHEMICALS	2.16%
3,954	Globe Specialty Metals Inc.		71,923
6,087	Trecora Resources		75,357
995	WD-40 Co.		67,620

			214,900

	COMMUNICATIONS EQUIPMENT	8.47%
4,485	CalAmp Corp.		79,026
9,408	ClearOne Inc.		79,309
13,363	EMCORE Corp.		76,035
4,400	Finisar Corp.		73,172
63,036	GigOptix, Inc.		76,274
9,700	I.D. Systems, Inc.		71,683
1,736	NetScout Systems, Inc.		79,509
4,630	Oplink Communications, Inc.		77,877
10,371	PC-Tel, Inc.		78,716
3,801	Rovi Corp.		75,051
1,400	ViaSat, Inc.		77,168

			843,820

	COMPUTER SERVICES	1.52%
6,762	Computer Task Group, Inc.		75,058
8,900	Immersion Corp.		76,362

			151,420

	COMPUTER SOFTWARE	5.44%
8,889	American Software, Inc. Class A		78,401
6,827	Callidus Software Inc.		82,061
2,171	Cornerstone OnDemand, Inc.		74,704
8,396	Evolving Systems, Inc.		76,907
11,731	Guidance Software Inc.		78,950
17,005	Lionbridge Technologies, Inc.		76,523
2,631	Monotype Imaging Holdings Inc.		74,510

			542,056

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	ELECTRONIC	1.55%
16,888	IEC Electronics Corp.		76,165
2,848	Imax Corp.		78,206

			154,371

	ENGINEERING SERVICES	0.75%
11,459	Kratos Defense & Security Solutions Inc.		75,171

	ENTERTAINMENT	6.17%
3,270	AMC Entertainment Holdings		75,177
1,825	Brunswick Corp.		76,906
2,451	Carmike Cinemas, Inc.		75,932
3,000	DTS, Inc.		75,750
2,400	Lions Gate Entertainment Corp.		79,128
5,397	National Cinemedia, Inc.		78,310
2,300	Six Flags Entertainment Corp.		79,097
4,735	The Marcus Corp.		74,813

			615,113

	FINANCE	2.37%
9,392	General Finace Corp.		83,307
3,184	Kennedy-Wilson Holdings Inc.		76,289
9,500	Signature Group Holdings Inc.		76,475

			236,071

	HEALTHCARE	1.50%
500	Perrigo Co. PLC		75,095
2,309	Prestige Brands Holdings, Inc.		74,742

			149,837

	INFORMATION SERVICES	0.78%
500	CoStar Group Inc.		77,770

	INTERNET BASE SERVICE	5.20%
1,187	Akamai Technolgoies, Inc.		70,983
9,969	Angie’s List Inc.		63,502
10,100	Bazaarvoice Inc.		74,639
11,000	Groupon, Inc.		73,480
4,570	Overstock.com, Inc.		77,050
36,425	TheStreet Inc.		81,592
7,835	Xcerra Corp.		76,705

			517,951

	IT SERVICES	1.54%
46,219	Cinedigm Corp.		71,639
7,500	PFSweb Inc.		81,600

			153,239

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MANUFACTURING	4.46%
23,000	Arotech Corp.		74,750
2,778	Ducommun Inc.		76,145
2,402	Inter Parfums, Inc.		66,055
5,888	Inventure Foods, Inc.		76,308
2,005	Methode Electronics Inc.		73,924
2,850	Motorcar Parts of America, Inc.		77,549

			444,731

	MEDIA	5.17%
8,741	Autobytel Inc.		75,085
8,054	Demand Media, Inc.		71,278
118	Google Inc.		69,433
3,150	Pandora Media Inc.		76,104
4,134	Points International Ltd.		72,014
8,098	RealD Inc.		75,878
1,847	Yahoo! Inc.		75,265

			515,057

	PROFESSIONAL SERVICES	3.14%
4,700	CTPartners Executive Search Inc.		73,273
4,132	Franklin Covey Co.		80,946
2,740	GP Strategies Corp.		78,693
13,699	PRGX Global, Inc.		80,276

			313,188

	REAL ESTATE	0.81%
3,415	Reis , Inc.		80,560

	RECREATIONAL PRODUCTS	0.81%
537	Polaris Industries Inc.		80,437

	RETAIL	19.87%
5,095	American Eagle Outfitters, Inc.		73,979
5,133	Avon Products, Inc.		64,676
2,333	Best Buy Co., Inc.		78,365
2,690	Blue Nile, Inc.		76,800
1,744	Broadcom Corp. Class A		70,492
91,380	Cache, Inc.		76,942
4,020	Cherokee Inc.		73,204
2,500	Conn’s, Inc.		75,675
800	Deckers Outdoor Corp.		77,744
2,500	DSW Inc.		75,275
1,264	eBay Inc.		71,580
1,800	GameStop Corp.		74,160
11,050	JAKKS Pacific, Inc.		78,455
79,000	Joe’s Jeans, Inc.		76,630
4,376	MarineMax, Inc.		73,736
4,818	Nutrisysem, Inc.		74,053
13,091	Office Depot, Inc.		67,288
2,926	Sally Beauty Holdings, Inc.		80,085
1,300	Skechers U.S.A., Inc.		69,303
2,399	Steven Madden, Ltd.		77,320
2,529	The Finish Line, Inc.		63,301
962	Tupperware Brands Corp.		66,416
6,800	United Online, Inc.		74,460
2,500	Vince Holding Corp.		75,650
8,183	West Marine, Inc.		73,647
127,000	Wet Seal, Inc.		66,739
2,634	Zumiez Inc.		74,015

			1,979,990

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	SEMICONDUCTOR	19.79%
142,370	Advanced Photonix, Inc.		78,303
1,497	Analog Devices, Inc.		74,086
40,158	Axcelis Technologies, Inc.		79,914
7,362	Brooks Automation, Inc.		77,375
7,950	Cascade Microtech, Inc.		80,533
6,609	Cohu, Inc.		79,110
8,505	Exar Corp.		76,120
10,500	FormFactor Inc.		75,285
2,050	Intel Corp.		71,381
5,243	Integrated Silicon Solution, Inc.		72,039
5,108	Intersil Corp.		72,585
950	KLA-Tencor Corp.		74,841
5,488	Kulicke & Soffa Indusries, Inc.		78,094
1,000	Lam Research Corp.		74,700
5,478	Marvell Technology Group Ltd.		73,843
31,031	Mattson Technology, Inc.		76,647
21,500	Neophotonics Corp.		72,025
4,189	Newport Corp.		74,229
4,364	NVIDIA Corp.		80,516
8,197	ON Semiconductor Corp.		73,281
8,193	Rudolph Technologies, Inc.		74,147
827	SanDisk Corp.		81,005
1,872	Silicon Laboratories Inc.		76,078
2,954	Silicon Motion Technology Corp.		79,581
1,380	Skyworks Solutions, Inc.		80,109
1,387	Texas Instruments Inc.		66,146

			1,971,973

	TECHNOLOGY	2.33%
30,000	API Technologies Corp.		70,500
21,000	Camtek, Ltd.		82,530
46,536	WidePoint Corp.		79,577

			232,607

	TELECOMMUNICATIONS	0.70%
20,500	Earthlink Holdings Corp.		70,110

	TOTAL COMMON STOCKS		9,819,905

	NET INVESTMENTS IN SECURITIES	98.54%	$9,819,905
	Other assets, net of liabilities	1.46%	145,108

	NET ASSETS	100.00%	$9,965,013

Notes: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities.
Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$9,819,905	$0	$0	$9,819,905
Money Market	0	$0	$0	$0

	$9,819,905	$0	$0	$9,819,905

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

At September 30, 2014, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $10,219,574 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized apprection	$570,876
Gross unrealized depreciation	(1,271,703)

Net unrealized appreciation (depreciation)	($700,827)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N- Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a- 2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By:/s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: November 20, 2014

By:/s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: November 20, 2014